Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 4,319	$ 3,924
Restricted cash	390	375
Short-term deposits	40,157	22,685
Prepaid expenses and other receivables	2,334	417
Total current assets	47,200	27,401
Long-term assets:
Property and equipment, net	5,890	6,121
Long-term deposits	22,120
Other long-term assets	637	230
Total long-term assets	28,647	6,351
Total assets	75,847	33,752
CURRENT LIABILITIES:
Trade payables	974	1,581
Other payables and accrued expenses	1,903	998
Total current liabilities	2,877	2,579
Long-term liabilities:
Other liabilities	193	251
Warrants to convertible preferred shares		12,241
Total long-term liabilities	193	12,492
Commitments and Contingencies
Convertible preferred shares: Preferred A, A-1, B, B-1, C-1, C-2, D-1, D-3, E and E-1 shares with no par value - Authorized: 0 and 17,916,412 shares at December 31, 2020 and 2019, respectively; Issued and outstanding: 0 and 12,520,977 shares at December 31, 2020 and 2019, respectively.		106,313
Shareholders’ equity (deficit):
Share capital - Ordinary shares with no par value - Authorized: 47,800,000 and 22,520,977 shares at December 31, 2020 and 2019, respectively; Issued and outstanding: 18,494,739 and 562,748 shares at December 31, 2020 and 2019, respectively.
Additional paid-in capital	205,063	5,671
Accumulated deficit	(132,286)	(93,303)
Total shareholders’ equity (deficit)	72,777	(87,632)
Total liabilities, convertible preferred shares and shareholders’ equity (deficit)	$ 75,847	$ 33,752